Deferred tax (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Net deferred tax assets		£ 1,600
Description of deferred tax asset	Deferred tax asset balances disclosed as at 31 December 2022 have been calculated at 25%. The Finance Bill 2021 enacted an increase in the tax rate to 25% from 1 April 2023.